Form N-1A Supplement	Feb. 28, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”) for the iShares New York Muni Bond ETF
(NYF) (the “Fund”)
Effective August 1, 2025, the annual management fee for the Fund, as a percentage of average daily net assets, is 0.09%. Accordingly, effective immediately, the following changes are made:
1.	In the “Fees and Expenses” section of the Summary Prospectus and the Prospectus, the Annual Fund Operating Expenses table and the Example section are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses

0.09%	None	0.00%	0.09%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$9	$29	$51	$115
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares New York Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”) for the iShares New York Muni Bond ETF
(NYF) (the “Fund”)
Effective August 1, 2025, the annual management fee for the Fund, as a percentage of average daily net assets, is 0.09%. Accordingly, effective immediately, the following changes are made:
1.	In the “Fees and Expenses” section of the Summary Prospectus and the Prospectus, the Annual Fund Operating Expenses table and the Example section are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses

0.09%	None	0.00%	0.09%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$9	$29	$51	$115
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.